Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions	The account breaks down as follows as of the indicated dates:

	12.31.2022	12.31.2021
For Termination Benefits	2,777,084	512,006
Others	7,477,939	8,023,050
Total	10,255,023	8,535,056